Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements of Income [Abstract]
Sales	$ 5,556	$ 5,418	$ 5,363
Cost of sales	3,702	3,746	3,703
Gross profit	1,854	1,672	1,660
Selling, transport and marketing expenses	798	746	722
General and administrative expenses	257	261	321
Research and development expenses	55	55	73
Other expenses	84	90	618
Other income	(859)	(109)	(71)
Operating income (loss)	1,519	629	(3)
Finance expenses	214	229	157
Finance income	(56)	(105)	(25)
Finance expenses, net	158	124	132
Share in earnings of equity-accounted investees	3	0	18
Income (loss) before income taxes	1,364	505	(117)
Provision for income taxes	129	158	55
Net income (loss)	1,235	347	(172)
Net loss attributable to the non-controlling interests	(5)	(17)	(50)
Net income (loss) attributable to the shareholders of the Company	$ 1,240	$ 364	$ (122)
Earnings (loss) per share attributable to the shareholders of the Company
Basic earnings (losses) per share (in $)	$ 0.97	$ 0.29	$ (0.1)
Diluted earnings (losses) per share (in $)	$ 0.97	$ 0.29	$ (0.1)
Weighted-average number of ordinary shares outstanding
Basic (in thousands)	1,277,209	1,276,072	1,273,295
Diluted (in thousands)	1,279,781	1,276,997	1,273,295